Capital Management (Cash Flows to Adjusted Funds Flow from Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash flows from (used in) operations	$ 1,742.9	$ 1,748.0
Increase (decrease) in working capital	47.5	(37.2)
Finance costs paid, classified as operating activities	6.3	5.1
Decommissioning Expenditures	28.7	25.3
Cash Flows From Operations, Adjusted Funds Flow	$ 1,825.4	$ 1,741.2